Note 9 - Stock-based Compensation and Other Employee Benefit Plans - Stock Options Issued Outside of the 2007 Equity Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014
Weighted Average Exercise Price (in dollars per share)	$ 1.06
Weighted Average Remaining Contractual Life (Year)	2 years
Options, currently exercisable (in shares)	525,000
Weighted average exercise price, currently exercisable (in dollars per share)	$ 1.06
Exercise Price, Lower Limit (in dollars per share)	0.40
Exercise Price, Upper Limit (in dollars per share)	$ 1.89
Outside of the 2007 Plan [Member]
Options Outstanding (in shares)	19,394,975	20,241,948	19,212,474	17,965,291
Weighted Average Exercise Price (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	8 years
Options, currently exercisable (in shares)	19,068,303
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.40
Exercise Price, Lower Limit (in dollars per share)	0.18
Exercise Price, Upper Limit (in dollars per share)	$ 1
Outside of the 2007 Plan [Member] | Exercise Price Range 1 [Member]
Options Outstanding (in shares)	7,733,259
Weighted Average Exercise Price (in dollars per share)	$ 0.18
Weighted Average Remaining Contractual Life (Year)	1 year
Options, currently exercisable (in shares)	7,733,259
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.18
Outside of the 2007 Plan [Member] | Exercise Price Range 2 [Member]
Options Outstanding (in shares)	2,400,000
Weighted Average Exercise Price (in dollars per share)	$ 0.99
Weighted Average Remaining Contractual Life (Year)	1 year
Options, currently exercisable (in shares)	2,400,000
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.99
Outside of the 2007 Plan [Member] | Exercise Price Range 3 [Member]
Options Outstanding (in shares)	691,975
Weighted Average Exercise Price (in dollars per share)	$ 0.55
Weighted Average Remaining Contractual Life (Year)	3 years
Options, currently exercisable (in shares)	691,975
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.55
Outside of the 2007 Plan [Member] | Exercise Price Range 4 [Member]
Options Outstanding (in shares)	800,000
Weighted Average Exercise Price (in dollars per share)	$ 1
Weighted Average Remaining Contractual Life (Year)	6 years
Options, currently exercisable (in shares)	483,333
Weighted average exercise price, currently exercisable (in dollars per share)	$ 1
Outside of the 2007 Plan [Member] | Exercise Price Range 5 [Member]
Options Outstanding (in shares)	168,750
Weighted Average Exercise Price (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	7 years
Options, currently exercisable (in shares)	168,750
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.40
Outside of the 2007 Plan [Member] | Exercise Price Range 6 [Member]
Options Outstanding (in shares)	1,456,110
Weighted Average Exercise Price (in dollars per share)	$ 0.30
Weighted Average Remaining Contractual Life (Year)	7 years
Options, currently exercisable (in shares)	1,456,110
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.30
Outside of the 2007 Plan [Member] | Exercise Price Range 7 [Member]
Options Outstanding (in shares)	3,288,246
Weighted Average Exercise Price (in dollars per share)	$ 0.28
Weighted Average Remaining Contractual Life (Year)	8 years
Options, currently exercisable (in shares)	3,288,246
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.28
Exercise Price, Lower Limit (in dollars per share)	0.25
Exercise Price, Upper Limit (in dollars per share)	$ 0.65
Outside of the 2007 Plan [Member] | Exercise Price Range 8 [Member]
Options Outstanding (in shares)	1,833,518
Weighted Average Exercise Price (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	9 years
Options, currently exercisable (in shares)	1,833,518
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.40
Exercise Price, Lower Limit (in dollars per share)	0.33
Exercise Price, Upper Limit (in dollars per share)	$ 0.47
Outside of the 2007 Plan [Member] | Exercise Price Range 9 [Member]
Options Outstanding (in shares)	1,023,112
Weighted Average Exercise Price (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	10 years
Options, currently exercisable (in shares)	1,013,112
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.40
Exercise Price, Lower Limit (in dollars per share)	0.35
Exercise Price, Upper Limit (in dollars per share)	$ 0.65